Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($)
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BNY Mellon Investment Portfolios
Entity Central Index Key	0001056707
Document Period End Date	Jun. 30, 2024
Initial Shares
Shareholder Report [Line Items]
Fund Name	MidCap Stock Portfolio
Class Name	Initial Shares
No Trading Symbol Flag	true
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Service Shares
Shareholder Report [Line Items]
Fund Name	MidCap Stock Portfolio
Class Name	Service Shares
No Trading Symbol Flag	true
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Service Shares
Shareholder Report [Line Items]
Fund Name	Small Cap Stock Index Portfolio
Class Name	Service Shares
No Trading Symbol Flag	true
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Initial Shares
Shareholder Report [Line Items]
Fund Name	Technology Growth Portfolio
Class Name	Initial Shares
No Trading Symbol Flag	true
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Service Shares
Shareholder Report [Line Items]
Fund Name	Technology Growth Portfolio
Class Name	Service Shares
No Trading Symbol Flag	true
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Midcap Stock Portfolio | Initial Shares
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about BNY Mellon Investment Portfolios, MidCap Stock Portfolio (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at im.bnymellon.com/us/en/intermediary/products/variable-products.html#funds-table-tabs1. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

Additional Information [Text Block]	You can find additional information about the Fund at im.bnymellon.com/us/en/intermediary/products/variable-products.html#funds-table-tabs1. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bnymellon.com
Additional Information Website	im.bnymellon.com/us/en/intermediary/products/variable-products.html#funds-table-tabs1
Expenses [Text Block]

What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Shares*	$41	0.80%**

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized

Expenses Paid, Amount	$ 41	[1]
Expense Ratio, Percent	0.80%	[1],[2]
Net Assets	$ 155,000,000
Holdings Count	275
Portfolio Turnover	36.47%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 6/30/24)

Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$155	275	36.47%

Holdings [Text Block]

Portfolio Holdings (as of 6/30/24)

Top Ten Holdings (Based on Net Assets)*

* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Sector Allocation (Based on Net Assets)

Updated Prospectus Web Address	im.bnymellon.com/us/en/intermediary/products/variable-products.html#funds-table-tabs1
Midcap Stock Portfolio | Service Shares
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about BNY Mellon Investment Portfolios, MidCap Stock Portfolio (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at im.bnymellon.com/us/en/intermediary/products/variable-products.html#funds-table-tabs1. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

Additional Information [Text Block]	You can find additional information about the Fund at im.bnymellon.com/us/en/intermediary/products/variable-products.html#funds-table-tabs1. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bnymellon.com
Additional Information Website	im.bnymellon.com/us/en/intermediary/products/variable-products.html#funds-table-tabs1
Expenses [Text Block]

What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares*	$53	1.05%**

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized

Expenses Paid, Amount	$ 53	[3]
Expense Ratio, Percent	1.05%	[3],[4]
Net Assets	$ 155,000,000
Holdings Count	275
Portfolio Turnover	36.47%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 6/30/24)

Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$155	275	36.47%

Holdings [Text Block]

Portfolio Holdings (as of 6/30/24)

Top Ten Holdings (Based on Net Assets)*

* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Sector Allocation (Based on Net Assets)

Updated Prospectus Web Address	im.bnymellon.com/us/en/intermediary/products/variable-products.html#funds-table-tabs1
Small Cap Stock Index Portfolio | Service Shares
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about BNY Mellon Investment Portfolios, Small Cap Stock Index Portfolio (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at im.bnymellon.com/us/en/intermediary/products/variable-products.html#funds-table-tabs1. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

Additional Information [Text Block]	You can find additional information about the Fund at im.bnymellon.com/us/en/intermediary/products/variable-products.html#funds-table-tabs1. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bnymellon.com
Additional Information Website	im.bnymellon.com/us/en/intermediary/products/variable-products.html#funds-table-tabs1
Expenses [Text Block]

What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares*	$30	0.61%**

*

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

**	Annualized

Expenses Paid, Amount	$ 30	[5]
Expense Ratio, Percent	0.61%	[5],[6]
Net Assets	$ 554,000,000
Holdings Count	608
Portfolio Turnover	33.49%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 6/30/24)

Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$554	608	33.49%

Holdings [Text Block]

Portfolio Holdings (as of 6/30/24)

Top Ten Holdings (Based on Net Assets)*

* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Sector Allocation (Based on Net Assets)

Updated Prospectus Web Address	im.bnymellon.com/us/en/intermediary/products/variable-products.html#funds-table-tabs1
Technology Growth Portfolio | Initial Shares
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about BNY Mellon Investment Portfolios, Technology Growth Portfolio (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at im.bnymellon.com/us/en/intermediary/products/variable-products.html#funds-table-tabs1. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

Additional Information [Text Block]	You can find additional information about the Fund at im.bnymellon.com/us/en/intermediary/products/variable-products.html#funds-table-tabs1. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bnymellon.com
Additional Information Website	im.bnymellon.com/us/en/intermediary/products/variable-products.html#funds-table-tabs1
Expenses [Text Block]

What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Initial Shares	$42	0.77%*

*	Annualized

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.77%	[7]
Net Assets	$ 1,186,000,000
Holdings Count	41
Portfolio Turnover	10.28%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 6/30/24)

Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$1,186	41	10.28%

Holdings [Text Block]

Portfolio Holdings (as of 6/30/24)

Top Ten Holdings (Based on Net Assets)*

* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Sector Allocation (Based on Net Assets)

Updated Prospectus Web Address	im.bnymellon.com/us/en/intermediary/products/variable-products.html#funds-table-tabs1
Technology Growth Portfolio | Service Shares
Shareholder Report [Line Items]
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about BNY Mellon Investment Portfolios, Technology Growth Portfolio (the “Fund”) for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at im.bnymellon.com/us/en/intermediary/products/variable-products.html#funds-table-tabs1. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.

Additional Information [Text Block]	You can find additional information about the Fund at im.bnymellon.com/us/en/intermediary/products/variable-products.html#funds-table-tabs1. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bnymellon.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bnymellon.com
Additional Information Website	im.bnymellon.com/us/en/intermediary/products/variable-products.html#funds-table-tabs1
Expenses [Text Block]

What were the Fund’s costs for the last six months?
(based on a hypothetical $10,000 investment)

Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$56	1.02%*

*	Annualized

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.02%	[8]
Net Assets	$ 1,186,000,000
Holdings Count	41
Portfolio Turnover	10.28%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 6/30/24)

Fund Size (Millions)	Number of Holdings	Portfolio Turnover
$1,186	41	10.28%

Holdings [Text Block]

Portfolio Holdings (as of 6/30/24)

Top Ten Holdings (Based on Net Assets)*

* Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.

Sector Allocation (Based on Net Assets)

Updated Prospectus Web Address	im.bnymellon.com/us/en/intermediary/products/variable-products.html#funds-table-tabs1

[1]

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[2]	Annualized
[3]

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[4]	Annualized
[5]

During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[6]	Annualized
[7]	Annualized
[8]	Annualized